Note 22 - Segmented Information - Segmented Revenue by Revenue Type (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Revenues	$ 348,664	$ 325,791	$ 275,171
Service [Member]
Revenues	309,731	284,654	241,543
Professional Services and Other [Member]
Revenues	33,879	33,555	27,774
License [Member]
Revenues	$ 5,054	$ 7,582	$ 5,854